Investment Securities - Investments by Contractual Maturity Date (Details) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Amortized Cost, Available-for-sale securities
Amortized Cost	$ 1,256,587,000	$ 1,909,184,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	13,829,000	25,422,000
Gross unrealized loss	(4,207,000)	(11,712,000)
Fair Value, Available-for-sale securities
Available-for-sale securities, at fair value	$ 1,266,209,000	$ 1,922,894,000
Yield, Available-for-sale securities
Yield	2.86%	2.22%
Amortized Cost, Held-to-maturity securities
Amortized Cost	$ 1,646,856,000	$ 1,417,599,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	7,143,000	24,171,000
Gross unrealized losses	(18,086,000)	(214,000)
Fair Value, Held-to-maturity securities
Fair Value	1,635,913,000	1,441,556,000
Yield, Held-to-maturity securities
Investments	2,903,443,000	3,326,783,000
Gross unrealized gains on investments	20,972,000	49,593,000
Gross unrealized losses on investments	(22,293,000)	(11,926,000)
Fair value of investments	$ 2,902,122,000	$ 3,364,450,000
Yield on investments	3.02%	2.62%
Available-for-sale securities purchased	$ 76,367,000	$ 137,591,000	$ 315,114,000
Payments to acquire held-to-maturity securities	466,058,000	0	259,489,000
Proceeds from sales of available-for-sale investment securities	362,829,000	50,741,000	$ 246,826,000
Proceeds from sale of held-to-maturity securities	$ 0
Term of contractual due dates (in years)	25 years
U.S. government and agency securities
Amortized Cost, Available-for-sale securities
Within 1 year	$ 9,300,000	21,284,000
1 to 5 years	5,688,000	12,477,000
5 to 10 years	69,108,000	48,134,000
Over 10 years	127,936,000	182,051,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	146,000	0
Gross unrealized gains, 1 to 5 years	2,000	1,027,000
Gross unrealized gains, 5 to 10 years	0	0
Gross unrealized gains, over 10 years	353,000	27,000
Gross unrealized losses, within 1 year	0	(59,000)
Gross unrealized losses, 1 to 5 years	0	(11,000)
Gross unrealized losses, 5 to 10 years	(1,238,000)	(1,589,000)
Gross unrealized losses, over 10 years	(218,000)	(3,990,000)
Fair Value, Available-for-sale securities
Within 1 year	9,446,000	21,225,000
1 to 5 years	5,690,000	13,493,000
5 to 10 years	67,870,000	46,545,000
Over 10 years	$ 128,071,000	$ 178,088,000
Yield, Available-for-sale securities
Within 1 year	10.38%	0.81%
1 to 5 years	1.51%	7.94%
5 to 10 years	1.93%	1.14%
Over 10 years	1.92%	1.33%
Equity Securities
Amortized Cost, Available-for-sale securities
1 to 5 years	$ 500,000	$ 100,422,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	22,000	1,402,000
Gross unrealized losses, 1 to 5 years	0	0
Fair Value, Available-for-sale securities
1 to 5 years	$ 522,000	$ 101,824,000
Yield, Available-for-sale securities
1 to 5 years	1.80%	1.90%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year		$ 278,094,000
1 to 5 years	$ 63,622,000	63,481,000
5 to 10 years	119,960,000	69,955,000
Over 10 years		50,000,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year		325,000
Gross unrealized gains, 1 to 5 years	2,083,000	928,000
Gross unrealized gains, 5 to 10 years	210,000	0
Gross unrealized gains, over 10 years		938,000
Gross unrealized losses, within 1 year		(53,000)
Gross unrealized losses, 1 to 5 years	0	(113,000)
Gross unrealized losses, 5 to 10 years	(577,000)	(2,417,000)
Gross unrealized losses, over 10 years		0
Fair Value, Available-for-sale securities
Within 1 year		278,366,000
1 to 5 years	65,705,000	64,296,000
5 to 10 years	$ 119,593,000	67,538,000
Over 10 years		$ 50,938,000
Yield, Available-for-sale securities
Within 1 year		1.33%
1 to 5 years	2.96%	2.47%
5 to 10 years	2.62%	1.96%
Over 10 years		3.00%
Municipal bonds
Amortized Cost, Available-for-sale securities
Within 1 year	$ 2,344,000
1 to 5 years	1,367,000	$ 2,315,000
5 to 10 years		1,335,000
Over 10 years	20,343,000	20,363,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, within 1 year	10,000
Gross unrealized gains, 1 to 5 years	55,000	2,000
Gross unrealized gains, 5 to 10 years		38,000
Gross unrealized gains, over 10 years	2,505,000	3,617,000
Gross unrealized losses, within 1 year	0
Gross unrealized losses, 1 to 5 years	0	0
Gross unrealized losses, 5 to 10 years		0
Gross unrealized losses, over 10 years	0	0
Fair Value, Available-for-sale securities
Within 1 year	2,354,000
1 to 5 years	1,422,000	2,317,000
5 to 10 years		1,373,000
Over 10 years	$ 22,848,000	$ 23,980,000
Yield, Available-for-sale securities
Within 1 year	1.23%
1 to 5 years	2.05%	1.23%
5 to 10 years		2.05%
Over 10 years	6.45%	6.45%
Agency pass through mortgage-backed securities
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 828,069,000	$ 978,955,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	8,402,000	17,118,000
Gross unrealized losses, without single maturity date	(2,174,000)	(3,032,000)
Fair Value, Available-for-sale securities
Without single maturity date	$ 834,297,000	$ 993,041,000
Yield, Available-for-sale securities
Without single maturity date	2.96%	2.58%
Amortized Cost, Held-to-maturity securities
Without single maturity date	$ 1,646,856,000	$ 1,417,599,000
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, without single maturity date	7,143,000	24,171,000
Gross unrealized losses, without single maturity date	(18,086,000)	(214,000)
Fair Value, Held-to-maturity securities
Without single maturity date	$ 1,635,913,000	$ 1,441,556,000
Yield, Held-to-maturity securities
Without a single maturity date	3.14%	3.18%
Commercial MBS
Amortized Cost, Available-for-sale securities
Without single maturity date	$ 8,350,000	$ 80,318,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, without single maturity date	41,000	0
Gross unrealized losses, without single maturity date	0	(448,000)
Fair Value, Available-for-sale securities
Without single maturity date	$ 8,391,000	$ 79,870,000
Yield, Available-for-sale securities
Without single maturity date	3.31%	1.91%